Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Summary of Right-of-use Assets
8.1
Right-of-use
assets

TCHF	Building	Equipment	Total
Historical cost
January 1, 2022	2,538	139	2,677

Addition	—	549	549
Foreign exchange difference	(9)	(2)	(11)
December 31, 2022	2,529	686	3,215

Addition	86	468	554
Disposal	(89)	(46)	(135)
Foreign exchange difference	(6)	(2)	(8)
December 31, 2023	2,520	1,106	3,626

Accumulated depreciation
January 1, 2022	(147)	(32)	(179)

Depreciation	(292)	(105)	(397)
Foreign exchange difference	3	—	3
December 31, 2022	(436)	(137)	(573)

Depreciation	(285)	(252)	(537)
Disposal	41	11	52
Foreign exchange difference	1	1	2
December 31, 2023	(679)	(377)	(1,056)

Carrying amount
at December 31, 2022	2,093	549	2,642
at December 31, 2023	1,841	729	2,570

Summary of Maturity of Lease Liabilities	8.2 Maturity of lease liabilities

TCHF	December 31, 2023	December 31, 2022
< 1 year	524	444
1-5 years	1,824	1,455
> 5 years	262	777

Total	2,610	2,676

Summary of Amounts Recognized in Profit or Loss Related to Leases
8.3 Amounts recognized in profit or loss

TCHF	December 31, 2023	December 31, 2022
Lease expense for short-term and low value leases	54	182
Depreciation expense on right-of-use assets (note 28)	537	392
Interest expense on lease liabilities (note 29)	27	33